Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

NOTE 5: LONG-TERM DEBT

Long-term debt consisted of the following at March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
	(In millions)
Ryerson Secured Credit Facility	$342.5	$369.1
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	32.5	25.7

Total debt	1,275.0	1,294.8
Less:
Short-term credit facility borrowings	—	6.6
Short-term foreign debt	32.5	25.7

Total long-term debt	$1,242.5	$1,262.5

Ryerson Credit Facility

On April 3, 2013, Ryerson amended and restated its $1.35 billion revolving credit facility agreement (as amended and restated, the “Ryerson Credit Facility”), to, among other things, extend the maturity date to the earlier of (a) April 3, 2018 or (b) August 16, 2017 (60 days prior to the scheduled maturity date of the 9% Senior Secured Notes due October 15, 2017 (“2017 Notes”)), if the 2017 Notes are then outstanding. At March 31, 2014, Ryerson had $342.5 million of outstanding borrowings, $27 million of letters of credit issued and $292 million available under the $1.35 billion Ryerson Credit Facility compared to $369.1 million of outstanding borrowings, $27 million of letters of credit issued and $234 million available at December 31, 2013. Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as Ryerson is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption. The weighted average interest rate on the borrowings under the Ryerson Credit Facility was 2.2 percent and 2.1 percent at March 31, 2014 and December 31, 2013, respectively.

The total $1.35 billion revolving credit facility has an allocation of $1.215 billion to Ryerson’s subsidiaries in the United States and an allocation of $135 million to Ryerson Canada. Amounts outstanding under the U.S. facility bear interest at a rate determined by reference to the base rate (Bank of America’s prime rate) or a LIBOR rate or, for the Canadian facility a rate determined by reference to the Canadian base rate (Bank of America-Canada Branch’s “Base Rate” for loans in U.S. Dollars in Canada) or the BA rate (average annual rate applicable to Canadian Dollar bankers’ acceptances) or a LIBOR rate and the Canadian prime rate (Bank of America-Canada Branch’s “Prime Rate.”). The spread over the base rate and Canadian prime rate is between 0.50% and 1.00% and the spread over the LIBOR and for the bankers’ acceptances is between 1.50% and 2.00%, depending on the amount available to be borrowed. Overdue amounts and all amounts owed during the existence of a default bear interest at 2% above the rate otherwise applicable thereto. The Company also pays commitment fees on amounts not borrowed at a rate between 0.25% and 0.375% depending on the average borrowings as a percentage of the total $1.35 billion agreement during a rolling three month period.

Borrowings under the Ryerson Credit Facility are secured by (i) in the case of the U.S. facility, first-priority liens on all of the inventory, accounts receivable, lockbox accounts (excluding any proceeds therein of collateral securing the 2017 Notes on a first priority lien basis) and related U.S. assets of Ryerson, the U.S. subsidiary borrowers and certain other U.S. subsidiaries of Ryerson that act as guarantors, and (ii) in the case of the Canadian facility, the assets securing the U.S. Facility and also first priority liens on all of the inventory, accounts receivable, lockbox accounts and related assets of Ryerson’s Canadian subsidiary borrower and its Canadian subsidiaries that act as guarantors thereof.

The Ryerson Credit Facility contains covenants that, among other things, restrict Ryerson and its subsidiaries with respect to the incurrence of debt, the creation of liens, transactions with affiliates, mergers and consolidations, sales of assets and acquisitions. The Ryerson Credit Facility also requires that, if availability under such facility falls below a certain level, the Company maintain a minimum fixed charge coverage ratio as of the end of each calendar month.

The Ryerson Credit Facility contains events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees and other amounts due thereunder after a specified grace period, material misrepresentations, failure to perform certain specified covenants, certain bankruptcy events, the invalidity of certain security agreements or guarantees, material judgments and the occurrence of a change of control of Ryerson. If such an event of default occurs, the lenders under the Ryerson Credit Facility will be entitled to various remedies, including acceleration of amounts outstanding under the Ryerson Credit Facility and all other actions permitted to be taken by secured creditors.

The lenders under the Ryerson Credit Facility have the ability to reject a borrowing request if any event, circumstance or development has occurred that has had or could reasonably be expected to have a material adverse effect on Ryerson. If Ryerson or any significant subsidiaries of the other borrowers becomes insolvent or commences bankruptcy proceedings, all amounts borrowed under the Ryerson Credit Facility will become immediately due and payable.

Proceeds from borrowings under the Ryerson Credit Facility and repayments of borrowings thereunder that are reflected in the Consolidated Statements of Cash Flows represent borrowings under the Company’s revolving credit agreement with original maturities greater than three months. Net proceeds (repayments) under the Ryerson Credit Facility represent borrowings under the Ryerson Credit Facility with original maturities less than three months.

2017 and 2018 Notes

On October 10, 2012, Ryerson and its wholly owned subsidiary, Joseph T. Ryerson & Son, Inc., issued $600 million in aggregate principal amount of the 2017 Notes and $300 million in aggregate principal amount of the 11 1/4% Senior Notes due 2018 (the “2018 Notes” and, together with the 2017 Notes, the “2017 and 2018 Notes”). The 2017 Notes bear interest at a rate of 9% per annum. The 2018 Notes bear interest at a rate of 11.25% per annum. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of our existing and future domestic subsidiaries that are co-borrowers or guarantee obligations under the Ryerson Credit Facility.

The 2017 Notes and related guarantees are secured by a first-priority lien on substantially all of our and our guarantors’ present and future assets located in the United States (other than receivables, inventory, related general intangibles, certain other assets and proceeds thereof), subject to certain exceptions and customary permitted liens. The 2017 Notes and related guarantees are secured on a second-priority basis by a lien on the assets that secure our obligations under the Ryerson Credit Facility. The 2018 Notes are not secured. The 2017 and 2018 Notes contain customary covenants that, among other things, limit, subject to certain exceptions, our ability, and the ability of our restricted subsidiaries, to incur additional indebtedness, pay dividends on our capital stock or repurchase our capital stock, make investments, sell assets, engage in acquisitions, mergers or consolidations or create liens or use assets as security in other transactions. Subject to certain exceptions, Ryerson may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset.

The 2017 Notes will become redeemable by the Company, in whole or in part, at any time on or after April 15, 2015 (the “2017 Redemption Date”) and the 2018 Notes will become redeemable, in whole or in part, at any time on or after October 15, 2015 (the “2018 Redemption Date”), in each case at specified redemption prices. The 2017 and 2018 Notes are redeemable prior to such dates, as applicable, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest, if any, to the redemption date, plus a make-whole premium. Additionally, we may redeem up to 35% of each of the 2017 and 2018 Notes prior to the 2017 Redemption Date or 2018 Redemption Date, as applicable, with net cash proceeds from certain equity offerings at a price equal to (a) 109.000%, with respect to the 2017 Notes and (b) 111.250%, with respect to the 2018 Notes, of the principal amount thereof, plus any accrued and unpaid interest. If a change of control occurs, Ryerson must offer to purchase the 2017 and 2018 Notes at 101% of their principal amount, plus accrued and unpaid interest.

Pursuant to registration rights agreements relating to the 2017 and 2018 Notes, we agreed to file with the SEC by July 7, 2013, registration statements with respect to offers to exchange each of the 2017 and 2018 Notes for new issues of our debt securities registered under the Securities Act, with terms substantially identical to those of the 2017 and 2018 Notes and to consummate such exchange offers no later than October 5, 2013. Ryerson completed the exchange offer on September 10, 2013. As a result of completing the exchange offer, Ryerson satisfied its obligation under the registration rights agreements covering each of the 2017 and 2018 Notes.

Foreign Debt

At March 31, 2014, Ryerson China’s total foreign borrowings were $32.5 million, which were owed to banks in Asia at a weighted average interest rate of 4.6% and secured by inventory and property, plant and equipment. At December 31, 2013, Ryerson China’s total foreign borrowings were $25.7 million, which were owed to banks in Asia at a weighted average interest rate of 4.3% and secured by inventory and property, plant and equipment.

Availability under the foreign credit lines was $16 million and $22 million at March 31, 2014 and December 31, 2013, respectively. Letters of credit issued by our foreign subsidiaries totaled $3 million and $4 million at March 31, 2014 and December 31, 2013, respectively.

Note 9: Debt

Long-term debt consisted of the following at December 31, 2013 and 2012:

	At December 31,
	2013	2012
	(In millions)
Ryerson Secured Credit Facility	$369.1	$383.5
9% Senior Secured Notes due 2017	600.0	600.0
11 1/4% Senior Notes due 2018	300.0	300.0
Foreign debt	25.7	21.9

Total debt	1,294.8	1,305.4
Less:
Short-term credit facility borrowings	6.6	13.5
Foreign debt	25.7	21.8

Total long-term debt	$1,262.5	$1,270.1

The principal payments required to be made on debt during the next five fiscal years are shown below:

Amount
(In millions)
For the year ended December 31, 2014	$25.7
For the year ended December 31, 2015	—
For the year ended December 31, 2016	—
For the year ended December 31, 2017	969.1
For the year ended December 31, 2018	300.0
For the years ended thereafter	—

Ryerson Credit Facility

On April 3, 2013, Ryerson amended and restated its $1.35 billion revolving credit facility agreement (as amended and restated, the “Ryerson Credit Facility”), to, among other things, extend the maturity date to the earlier of (a) April 3, 2018 or (b) August 16, 2017 (60 days prior to the scheduled maturity date of the 9% Senior Secured Notes due October 15, 2017 (“2017 Notes”)), if the 2017 Notes are then outstanding. At December 31, 2013, Ryerson had $369.1 million of outstanding borrowings, $27 million of letters of credit issued and $234 million available under the $1.35 billion Ryerson Credit Facility compared to $383.5 million of outstanding borrowings, $27 million of letters of credit issued and $293 million available at December 31, 2012. Total credit availability is limited by the amount of eligible accounts receivable and inventory pledged as collateral under the agreement insofar as Ryerson is subject to a borrowing base comprised of the aggregate of these two amounts, less applicable reserves. Eligible accounts receivable, at any date of determination, are comprised of the aggregate value of all accounts directly created by a borrower in the ordinary course of business arising out of the sale of goods or the rendition of services, each of which has been invoiced, with such receivables adjusted to exclude various ineligible accounts, including, among other things, those to which a borrower does not have sole and absolute title and accounts arising out of a sale to an employee, officer, director, or affiliate of a borrower. Eligible inventory, at any date of determination, is comprised of the aggregate value of all inventory owned by a borrower, with such inventory adjusted to exclude various ineligible inventory, including, among other things, any inventory that is classified as “supplies” or is unsaleable in the ordinary course of business and 50% of the value of any inventory that (i) has not been sold or processed within a 180 day period and (ii) which is calculated to have more than 365 days of supply based upon the immediately preceding 6 months consumption. The weighted average interest rate on the borrowings under the Ryerson Credit Facility was 2.1 percent and 2.6 percent at December 31, 2013 and December 31, 2012, respectively.

The total $1.35 billion revolving credit facility has an allocation of $1.215 billion to Ryerson’s subsidiaries in the United States and an allocation of $135 million to Ryerson Canada. Amounts outstanding under the U.S. facility bear interest at a rate determined by reference to the base rate (Bank of America’s prime rate) or a LIBOR rate or, for the Canadian facility a rate determined by reference to the Canadian base rate (Bank of America-Canada Branch’s “Base Rate” for loans in U.S. Dollars in Canada) or the BA rate (average annual rate applicable to Canadian Dollar bankers’ acceptances) or a LIBOR rate and the Canadian prime rate (Bank of America-Canada Branch’s “Prime Rate.”). The spread over the base rate and Canadian prime rate is between 0.50% and 1.00% and the spread over the LIBOR and for the bankers’ acceptances is between 1.50% and 2.00%, depending on the amount available to be borrowed. The spread was fixed at 0.75% over the base rate and Canadian prime rate and 1.75% over the LIBOR rate and bankers’ acceptance rate through December 31, 2013. Overdue amounts and all amounts owed during the existence of a default bear interest at 2% above the rate otherwise applicable thereto. The Company also pays commitment fees on amounts not borrowed at a rate between 0.25% and 0.375% depending on the average borrowings as a percentage of the total $1.35 billion agreement during a rolling three month period.

Borrowings under the Ryerson Credit Facility are secured by (i) in the case of the U.S. facility, first-priority liens on all of the inventory, accounts receivable, lockbox accounts (excluding any proceeds therein of collateral securing the 2017 Notes on a first priority lien basis) and related U.S. assets of Ryerson, the U.S. subsidiary borrowers and certain other U.S. subsidiaries of Ryerson that act as guarantors, and (ii) in the case of the Canadian facility, the assets securing the U.S. Facility and also first priority liens on all of the inventory, accounts receivable, lockbox accounts and related assets of Ryerson’s Canadian subsidiary borrower and its Canadian subsidiaries that act as guarantors thereof.

The Ryerson Credit Facility contains covenants that, among other things, restrict Ryerson and its subsidiaries with respect to the incurrence of debt, the creation of liens, transactions with affiliates, mergers and consolidations, sales of assets and acquisitions. The Ryerson Credit Facility also requires that, if availability under such facility falls below a certain level, the Company maintain a minimum fixed charge coverage ratio as of the end of each calendar month.

The Ryerson Credit Facility contains events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees and other amounts due thereunder after a specified grace period, material misrepresentations, failure to perform certain specified covenants, certain bankruptcy events, the invalidity of certain security agreements or guarantees, material judgments and the occurrence of a change of control of Ryerson. If such an event of default occurs, the lenders under the Ryerson Credit Facility will be entitled to various remedies, including acceleration of amounts outstanding under the Ryerson Credit Facility and all other actions permitted to be taken by secured creditors.

The lenders under the Ryerson Credit Facility have the ability to reject a borrowing request if any event, circumstance or development has occurred that has had or could reasonably be expected to have a material adverse effect on Ryerson. If Ryerson or any significant subsidiaries of the other borrowers becomes insolvent or commences bankruptcy proceedings, all amounts borrowed under the Ryerson Credit Facility will become immediately due and payable.

Proceeds from borrowings under the Ryerson Credit Facility and repayments of borrowings thereunder that are reflected in the Consolidated Statements of Cash Flows represent borrowings under the Company’s revolving credit agreement with original maturities greater than three months. Net proceeds (repayments) under the Ryerson Credit Facility represent borrowings under the Ryerson Credit Facility with original maturities less than three months.

2017 and 2018 Notes

On October 10, 2012, Ryerson and its wholly owned subsidiary, Joseph T. Ryerson & Son, Inc., issued $600 million in aggregate principal amount of the 2017 Notes and $300 million in aggregate principal amount of the 11 1/4% Senior Notes due 2018 (the “2018 Notes” and, together with the 2017 Notes, the “2017 and 2018 Notes”). The 2017 Notes bear interest at a rate of 9% per annum. The 2018 Notes bear interest at a rate of 11.25% per annum. The 2017 Notes are fully and unconditionally guaranteed on a senior secured basis and the 2018 Notes are fully and unconditionally guaranteed on a senior unsecured basis by all of our existing and future domestic subsidiaries that are co-borrowers or guarantee obligations under the Ryerson Credit Facility.

The 2017 Notes and related guarantees are secured by a first-priority lien on substantially all of our and our guarantors’ present and future assets located in the United States (other than receivables, inventory, related general intangibles, certain other assets and proceeds thereof), subject to certain exceptions and customary permitted liens. The 2017 Notes and related guarantees are secured on a second-priority basis by a lien on the assets that secure our obligations under the Ryerson Credit Facility. The 2018 Notes are not secured. The 2017 and 2018 Notes contain customary covenants that, among other things, limit, subject to certain exceptions, our ability, and the ability of our restricted subsidiaries, to incur additional indebtedness, pay dividends on our capital stock or repurchase our capital stock, make investments, sell assets, engage in acquisitions, mergers or consolidations or create liens or use assets as security in other transactions. Subject to certain exceptions, Ryerson may only pay dividends to Ryerson Holding to the extent of 50% of future net income, once prior losses are offset. As a result of these restrictions, the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of December 31, 2013. Restricted net assets as of December 31, 2013 were $174.5 million. See Schedule I for condensed financial information of the parent company.

The 2017 Notes will become redeemable by the Company, in whole or in part, at any time on or after April 15, 2015 (the “2017 Redemption Date”) and the 2018 Notes will become redeemable, in whole or in part, at any time on or after October 15, 2015 (the “2018 Redemption Date”), in each case at specified redemption prices. The 2017 and 2018 Notes are redeemable prior to such dates, as applicable, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest, if any, to the redemption date, plus a make-whole premium. Additionally, we may redeem up to 35% of each of the 2017 and 2018 Notes prior to the 2017 Redemption Date or 2018 Redemption Date, as applicable, with net cash proceeds from certain equity offerings at a price equal to (a) 109.000%, with respect to the 2017 Notes and (b) 111.250%, with respect to the 2018 Notes, of the principal amount thereof, plus any accrued and unpaid interest. If a change of control occurs, Ryerson must offer to purchase the 2017 and 2018 Notes at 101% of their principal amount, plus accrued and unpaid interest.

Pursuant to registration rights agreements relating to the 2017 and 2018 Notes, we agreed to file with the SEC by July 7, 2013, registration statements with respect to offers to exchange each of the 2017 and 2018 Notes for new issues of our debt securities registered under the Securities Act, with terms substantially identical to those of the 2017 and 2018 Notes and to consummate such exchange offers no later than October 5, 2013. Ryerson completed the exchange offer on September 10, 2013. As a result of completing the exchange offer, Ryerson satisfied its obligation under the registration rights agreements covering each of the 2017 and 2018 Notes.

The Company used the net proceeds from the 2017 and 2018 Notes (i) to repay in full the 14 1/2 Senior Discount Notes due 2015 (“Ryerson Holding Notes”), plus accrued and unpaid interest thereon up to, but not including, the repayment date, (ii) to repay in full the Company’s outstanding Floating Rate Senior Secured Notes due November 1, 2014 (“2014 Notes” and, together with the 2015 Notes, the “Ryerson Notes”), plus accrued and unpaid interest thereon up to, but not including, the repayment date, (iii) to repay outstanding indebtedness under the Ryerson Credit Facility and (iv) to pay related fees, expenses and premiums.

Ryerson Holding Notes

As of November 1, 2012, all of the Ryerson Holding Notes were repurchased or redeemed and cancelled. The Company recorded a $15.6 million loss on the repurchase and cancellation of debt related to the Ryerson Holding Notes within other income and (expense), net on the Consolidated Statements of Operations.

2014 and 2015 Notes

As of November 1, 2012, all of the Ryerson Notes were repurchased or redeemed and cancelled. The Company recorded a $17.2 million loss on the repurchase and cancellation of debt related to the Ryerson Notes within other income and (expense), net on the Consolidated Statements of Operations.

During 2011, $7.5 million principal amount of the 2015 Notes were repurchased for $7.7 million and retired, resulting in the recognition of a $0.2 million loss within other income and (expense), net on the Consolidated Statements of Operations.

Foreign Debt

At December 31, 2013, Ryerson China’s total foreign borrowings were $25.7 million, which were owed to banks in Asia at a weighted average interest rate of 4.3% and secured by inventory and property, plant and equipment. At December 31, 2012, Ryerson China’s total foreign borrowings were $21.4 million, which were owed to banks in Asia at a weighted average interest rate of 4.8% and secured by inventory and property, plant and equipment. At December 31, 2013, Açofran had no total foreign borrowings. At December 31, 2012, Açofran’s total foreign borrowings were $0.5 million, which were owed to foreign banks at a weighted average interest rate of 11.2%.

Availability under the foreign credit lines was $22 million and $21 million at December 31, 2013 and December 31, 2012, respectively. Letters of credit issued by our foreign subsidiaries totaled $4 million and $8 million at December 31, 2013 and December 31, 2012, respectively.